Income taxes	12 Months Ended
Dec. 31, 2025
Income taxes [Abstract]
Income taxes
20.
Income taxes
A.
Significant components of deferred tax assets and liabilities
Recognized in earnings As at December 31
2025 2024 2025 2024
Assets
Property, plant and equipment $ (158,359) $ (41,454) $ 316,516 $ 475,008
Provision for reclamation (4,247) (11,237) 184,175 188,422
Inventories (976) (4,979) 5,584 6,561
Foreign exploration and development (267) (398) 1,924 2,191
Income tax losses (gains) 12,080 (8,108) 97,749 85,668
Defined benefit plan actuarial losses - - 5,664 5,233
Long-term investments and other (25,193) 14,880 54,845 80,048
Deferred tax assets (176,962) (51,296) 666,457 843,131
Liabilities
Property, plant and equipment - - - -
Inventories - - - -
Deferred tax liabilities - - - -
Net deferred tax asset (liability) $ (176,962) $ (51,296) $ 666,457 $ 843,131
Deferred tax allocated as 2025 2024
Deferred tax assets $ 666,457 $ 843,131
Deferred tax liabilities - -
Net deferred tax asset
$ 666,457 $ 843,131
Cameco has recorded a deferred tax asset of $ 666,457,000
(2024 - $
843,131,000 ). The realization of this deferred tax asset is dependent upon the generation of future taxable income in certain jurisdictions during the periods in which the Company’s deferred tax assets are available. The Company considers whether it is probable that all or a portion of the deferred tax assets will be realized. In making this assessment, management considers all available evidence, including recent financial operations, projected future taxable income and tax planning strategies. Based on projections of future taxable income over the periods in which the deferred tax assets are available, realization of these deferred tax assets is probable and consequently the deferred tax assets have been recorded.
B.
Movement in net deferred tax assets and liabilities
2025 2024
Deferred tax asset at beginning of year $ 843,131 $ 892,860
Expense for the year in net earnings (176,962) (51,296)
Recovery for the year in other comprehensive income 431 969
Effect of movements in exchange rates (143) 598
End of year $ 666,457 $ 843,131
C.
Significant components of unrecognized deferred tax assets
2025 2024
Income tax losses $ 394,462 $ 379,695
Property, plant and equipment 2,386 2,496
Provision for reclamation 81,752 81,984
Long-term investments and other 123,505 162,278
Total $ 602,105 $ 626,453
D.
Tax rate reconciliation
The provision for income taxes differs from the amount computed by applying the combined expected federal and provincial income tax rate to earnings before income taxes. The reasons for these differences are as follows:
2025 2024
Earnings before income taxes $ 777,261 $ 256,716
Combined federal and provincial tax rate 26.9% 26.9%
Computed income tax expense 209,083 69,057
Increase (decrease) in taxes resulting from:
Difference between Canadian rates and rates
applicable to subsidiaries in other countries 18,699 (4,482)
Change in unrecognized deferred tax assets (5,893) 75,923
Non-taxable portion of capital loss - 6,775
Income in equity-accounted investees (50,577) (60,343)
Other taxes 8,305 15,453
Foreign exchange permanent differences 12,305 (14,939)
Other permanent differences (4,203) (2,570)
Income tax expense $ 187,719 $ 84,874
E.
Earnings and income taxes by jurisdiction
2025 2024
Earnings (loss) before income taxes
Canada $ 783,843 $ 401,080
Foreign (6,582) (144,364)
$ 777,261 $ 256,716
Current income taxes
Canada $ 2,100 $ 24,149
Foreign 8,657 9,429
$ 10,757 $ 33,578
Deferred income taxes (recovery)
Canada $ 180,805 $ 39,115
Foreign (3,843) 12,181
$ 176,962 $ 51,296
Income tax expense $ 187,719 $ 84,874
Cameco has operations in countries where the global minimum top-up tax has been enacted or substantively enacted effective
January 1, 2024, including: Canada, Australia, Barbados, Germany, Luxembourg, Switzerland and the United Kingdom. The
exposure is currently only in Switzerland, as all other constituent entities have effective tax rates higher than 15% and the transitional safe harbour rules are expected to be met. As a result of this exposure, additional income tax expense of
$ 3,307,800
(2024 - $
4,005,000 ) has been recorded relating to the profits earned in Switzerland.
F.
Reassessments
Canada
On February 18, 2021, the Supreme Court of Canada (Supreme Court) dismissed Canada Revenue Agency’s (CRA)
application for leave to appeal the June 26, 2020 decision of the Federal Court of Appeal (Court of Appeal). The dismissal means that the dispute for the 2003, 2005 and 2006 tax years is fully and finally resolved in the Company’s favour.
In September 2018, the Tax
Court of Canada (Tax Court) ruled that the marketing and trading structure involving foreign subsidiaries, as well as the related transfer pricing methodology used for certain intercompany uranium sales and purchasing agreements, were in full compliance with Canadian law for the tax years in question. Management believes the principles in the decision apply to all subsequent tax years, and that the ultimate resolution of those years will not be material to Cameco’s financial position, results of operations or liquidity in the year(s) of resolution.
As CRA continues to pursue reassessments for tax years subsequent to 2006, Cameco is utilizing its appeal rights under
Canadian federal and provincial tax rules.
G.
Income tax losses
At December 31, 2025, income tax losses carried forward of $ 1,960,169,000
(2024 - $
1,827,706,000 ) are available to reduce
taxable income. These losses expire as follows:
Date of expiry Canada US
Other
Total
2026 $ - $ - $ 14,830 $ 14,830
2027 - - 248 248
2028 - - 64 64
2029 47 - 12,728 12,775
2030 - - 2,047 2,047
2031 - 22,040 40,723 62,763
2032 272 23,738 36,640 60,650
2033 - 36,485 - 36,485
2034 - 16,933 5,083 22,016
2035 - 7,718 8,037 15,755
2036 - 47,205 6,331 53,536
2037 27 35,359 3,317 38,703
2038 - - 355 355
2039 66 - 155 221
2040 37 - 423 460
2041 77 - 188 265
2042 49 - 198 247
2043 71 - - 71
2044 56 - - 56
No expiry - 582,774 1,055,848 1,638,622
$ 702 $ 772,252 $ 1,187,215 $ 1,960,169
Included in the table above is $ 1,634,391,000
(2024 - $
1,542,137,000 ) of temporary differences related to loss carry forwards where no future benefit has been recognized.